REVENUE - Revenue with customers (Details) - USD ($) $ in Millions	3 Months Ended							4 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 09, 2016	Jun. 17, 2016	Mar. 25, 2016	Dec. 30, 2016	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Sale of vacation ownership products									$ 757	$ 623	$ 693
Ancillary revenues									118	124	125
Management fee revenues									89	84	79
Other services revenues									72	70	65
Resort management and other services									279	278	269
Rental									262	252	260
Cost reimbursements									750	720	720
Revenue from contracts with customers									2,048	1,873	1,942
Financing									135	127	125
TOTAL REVENUES	$ 562	$ 530	$ 563	$ 528	$ 484	$ 452	$ 442	$ 622	2,183	2,000	2,067
North America
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Sale of vacation ownership products									692	559	605
Ancillary revenues									101	102	101
Management fee revenues									80	76	70
Other services revenues									69	66	61
Resort management and other services									250	244	232
Rental									232	219	227
Cost reimbursements									698	670	667
Revenue from contracts with customers									1,872	1,692	1,731
Financing									128	120	117
TOTAL REVENUES									2,000	1,812	1,848
Asia Pacific
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Sale of vacation ownership products									42	40	58
Ancillary revenues									0	6	7
Management fee revenues									3	2	3
Other services revenues									1	2	2
Resort management and other services									4	10	12
Rental									10	15	14
Cost reimbursements									7	5	5
Revenue from contracts with customers									63	70	89
Financing									4	4	4
TOTAL REVENUES									67	74	93
Europe
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Sale of vacation ownership products									23	24	30
Ancillary revenues									17	16	17
Management fee revenues									6	6	6
Other services revenues									2	2	2
Resort management and other services									25	24	25
Rental									20	18	19
Cost reimbursements									45	45	48
Revenue from contracts with customers									113	111	122
Financing									3	3	4
TOTAL REVENUES									$ 116	$ 114	$ 126